Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The financial statements and related disclosures have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The financial statements have been prepared using the accrual basis of accounting in accordance with Generally Accepted Accounting Principles (“GAAP”) of the United States.

Basis of Presentation

The financial statements and related disclosures have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The financial statements have been prepared using the accrual basis of accounting in accordance with Generally Accepted Accounting Principles (“GAAP”) of the United States.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ materially from those estimates.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ materially from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of reporting cash flows, VETANOVA considers cash and cash equivalents to include highly liquid investments with original maturities of 90 days or less. Those are readily convertible into cash and not subject to significant risk from fluctuations in interest rates. The recorded amounts for cash equivalents approximate fair value due to the short-term nature of these financial instruments. During the years ended December 31, 2018 and December 31, 2019 the Company did not maintain its own bank account. Bank transactions were entered through an account owned and operated by VitaNova Partners. Management plans to open a separate account for VETANOVA; however, stringent banking laws are making even a hemp-only-based business difficult to open.

Trust Account Funds

Trust account funds

For purposes of reporting cash flows, the Company considers cash and cash equivalents to include highly liquid investments with original maturities of 90 days or less. Those are readily convertible into cash and not subject to significant risk from fluctuations in interest rates. The recorded amounts for cash equivalents approximate fair value due to the short-term nature of these financial instruments. During the years ended December 31, 2018 and December 31, 2019 and the nine months ended September 30, 2020, the Company did not maintain its own bank account. Bank transactions were entered through an account owned and operated by VitaNova Partners. Therefore, the Company’s cash is labeled as trust account funds. Management plans to open a separate account for VETANOVA; however, stringent banking laws are making even a hemp-only-based business difficult to open.

Accounting for Leases

Accounting for Leases

United States Generally Accepted Accounting Principal (GAAP) through the Accounting Standards Codification (ASC) 842 requires each type of lease, operating or finance type, to be displayed in the statement of financial position. The related right to use asset must be presented separately from other assets, as well as from each other. The corresponding lease liabilities also must be presented separately from other liabilities and from each other.

On July 1, 2020, the Company signed a lease agreement as lessee of farmland (the “Butte Valley lease”). The lease has an early termination clause that the Company, at its sole discretion, shall be entitled to withdraw from the lease without further obligations after six months if the Company is unable to obtain necessary licenses and permits from state or local authorities to grow certain crops, as of the publication of these financial statements. The Company terminated the lease on January 25, 2021. Therefore, the Company has recorded the Butte Valley lease under guidance from ASC 842 as an operating lease that has a term less than 12 months.

The Company has direct control over the asset and there is no bargain purchase at the end of this lease. The Company has entered into a month-to-month sublease for $2,750 per months, which is recorded as lease revenue of $7,875, and due to the month-to-month status, has no impact on how the Company records its lease obligations.

Related Party - VitaNova Partners, LLC

Related Party – VitaNova Partners, LLC

VETANOVA has two directors that are also managing members of VitaNova Partners. VETANOVA’s Chief Executive Officer and Secretary are the same people as the Chief Executive Officer and Secretary of VitaNova Partners.

VitaNova Partners controls the bank account used by VETANOVA. All bank transactions are from this controlled account. VitaNova Partners has been paying expenses for VETANOVA and is recognized as a liability from VETANOVA to VitaNova Partners on VETANOVA’s balance sheet, net of any offsets.

Related Party – VitaNova Partners, LLC

VitaNova Partners owns approximately 70.2% of VETANOVA. Further, VETANOVA has two directors that are also managing members of VitaNova Partners. VETANOVA’s Chief Executive Officer and Secretary are the same people as the Chief Executive Officer and Secretary of VitaNova Partners.

VitaNova Partners controls the bank account used by VETANOVA. All bank transactions are from this controlled account. VitaNova Partners have been paying expenses for VETANOVA and is recognized as a liability from VETANOVA to VitaNova Partners on VETANOVA’s balance sheet.

Income Taxes

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, the Company has determined the deferred tax assets and liabilities on the basis of the differences between the financial statement and tax basis of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company recognizes deferred tax assets to the extent that it believes that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Company determines that it would be able to realize our deferred tax assets in the future in excess of their net recorded amount, it would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Company records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) it determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, it recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

The Company recognizes interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying consolidated statement of operations. As of September 30, 2020, and December 31, 2019, no accrued interest or penalties are included on the related tax liability line in the balance sheet and no deferred tax asset is recognized.

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, the Company has determined the deferred tax assets and liabilities on the basis of the differences between the financial statement and tax basis of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company recognizes deferred tax assets to the extent that it believes that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Company determines that it would be able to realize our deferred tax assets in the future in excess of their net recorded amount, it would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Company records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) it determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, it recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

The Company recognizes interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying consolidated statement of operations. As of December 31, 2019, and December 31, 2018, no accrued interest or penalties are included on the related tax liability line in the balance sheet and no deferred tax asset is recognized.

Net Income (Loss) Per Share

Net Income (Loss) per Share

Basic net (loss) per share is computed by dividing net income (loss) attributed to VETANOVA available to common shareholders for the period by the weighted average number of common shares outstanding for the period. Diluted net income (loss) per share is computed by dividing the net income for the period by the weighted average number of common and potential common shares outstanding during the period.

As of December 31, 2019, there were no dilutive effect since there were no warrants or options outstanding. As of September 30, 2020, there were 16,168,485 warrants outstanding that can convert one-for-one into the Company’s common shares at $0.20/share. Since these warrants are not included in total dilution, since the conversion of all of the warrants would be anti-dilutive.

Net Income (Loss) per Share

Basic net (loss) per share is computed by dividing net income (loss) attributed to VETANOVA available to common shareholders for the period by the weighted average number of common shares outstanding for the period. Diluted net income (loss) per share is computed by dividing the net income for the period by the weighted average number of common and potential common shares outstanding during the period.

As of December 31, 2019, and December 31, 2018, there were no dilutive effect since there were no warrants or options outstanding.